Cover	Aug. 06, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the “Form 8-K/A”) amends the Current Report on Form 8-K (the “Original 8-K”) filed by Plymouth Industrial REIT, Inc.. (the “Company”) with the Securities and Exchange Commission on August 10, 2020 (the “Form 8-K”), solely to add Inline eXtensible Business Reporting Language (“iXBRL”) tagging to the cover page of this Form 8-K/A and to furnish Exhibit 104 to this Form 8-K/A relating to the same that was inadvertently omitted from the Original 8-K.
Document Period End Date	Aug. 06, 2020
Entity File Number	001-38106
Entity Registrant Name	PLYMOUTH INDUSTRIAL REIT, INC.
Entity Central Index Key	0001515816
Entity Tax Identification Number	27-5466153
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	20 Custom Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	340-3814
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PLYM
Security Exchange Name	NYSE
7.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	PLYM-PrA
Security Exchange Name	NYSEAMER